CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 32,026	$ 4,579	¥ 105,898	¥ (27,046)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization expenses	1,533	219	3,610	4,416
Share-based compensation expenses	221	32	2,067	4,306
Allowance for credit losses	2,782	398	913	1,926
Provision for other assets	77	11	5,004	783
Fair value changes of crypto assets	(15,200)	(2,175)
Gain on long-term investment	(16,519)	(2,362)	(48,901)	(14,792)
Investment impairment loss			3,918
Foreign exchange gain and loss	(118)	(17)	79	(34)
Deferred income tax	(40)	(6)	(184)	(271)
Gain on disposal of property and equipment	(3,705)	(530)	(804)	(16)
Changes in operating assets and liabilities:
Accounts receivable	46,745	6,684	8,514	21,668
Amount due from related parties	(1,149)	(164)
Prepayments and other current assets	23,402	3,346	(29,644)	(11,355)
Other non-current assets	526	75	1,684	2,350
Accounts payable	(12,038)	(1,721)	8,717	9,811
Advance from customers	1,151	165	6,161	5,876
Amount due to related parties	13,929	1,992	2,619	(2,911)
Tax payable	562	80	616	1,111
Accrued expenses and other current liabilities	1,096	157	10,128	9,857
Other non-current liabilities	(15)	(2)	(637)	(1,413)
Net cash provided by operating activities	105,679	15,111	79,758	4,266
Cash flows from investing activities:
Proceeds from maturity of short-term investments	350,000	50,049
Purchases of short-term investments	(350,000)	(50,049)
Purchases of intangible assets, property and equipment	(329)	(47)	(7,188)	(2,057)
Proceeds from sale of property and equipment and intangible assets	11,800	1,687	895	1,750
Cash paid for long-term investment	(28,378)	(4,058)	(48,800)	(2,524)
Cash received from long-term investments	202	29	5,850
Cash received from disposal of long-term investments	6,314	903
Maturity of time deposits	11,572	1,655	32,426
Purchase of restricted time deposits				(10,016)
Cash proceeds from release of restricted time deposits	10,577	1,512
Maturity of restricted time deposits	154,483	22,091	20,277	1,637
Cash received from disposal of subsidiaries, net of cash disposed			31,367	11,778
Net cash provided by investing activities	166,241	23,772	34,827	568
Cash flows from financing activities:
Proceeds from short-term borrowings	56,089	8,021	220,975	256,012
Repayment of short-term borrowings	(258,525)	(36,969)	(254,751)	(273,281)
Repayment of related party borrowings	(19,319)	(2,763)
Proceeds from employees exercising stock options	2,244	321	13	33
Dividends paid	(256,316)	(36,653)
Share repurchase	(5)	(1)	(11,266)
Net cash used in financing activities	(475,832)	(68,044)	(45,029)	(17,236)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(405)	(56)	1,662	4,056
Net (decrease)/increase in cash and cash equivalents and restricted cash	(204,317)	(29,217)	71,218	(8,346)
Cash and cash equivalents and restricted cash at beginning of the year	418,591	59,858	347,373	355,719
Cash and cash equivalents at beginning of the year	418,591	59,858	344,569	346,539
Restricted cash at beginning of the year			2,804	9,180
Cash and cash equivalents and restricted cash at end of the year	214,274	30,641	418,591	347,373
Cash and cash equivalents at end of the year	214,274	30,641	418,591	344,569
Restricted cash at end of the year				2,804
Supplemental disclosures of cash flow information:
Cash paid for interest expense	¥ 4,884	$ 698	(8,319)	(9,518)
Non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business (Note 17)			¥ 5	28
Restricted time deposits transferred to time deposits				¥ 31,949